UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21820
Investment Company Act File Number

Eaton Vance Credit Opportunities Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

April 30
Date of Fiscal Year End

January 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Credit Opportunities Fund	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 88.3%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Aerospace and Defense — 1.4%
		Avio Holding SpA
EUR	700	Term Loan - Second Lien, 4.68%, Maturing June 13, 2015	$882,795
		DAE Aviation Holdings, Inc.
	98	Term Loan, 4.00%, Maturing July 31, 2014	92,542
	101	Term Loan, 4.00%, Maturing July 31, 2014	94,835

			$1,070,172

Air Transport — 0.3%
		Delta Air Lines, Inc.
	268	Term Loan - Second Lien, 3.50%, Maturing April 30, 2014	$233,436

			$233,436

Automotive — 3.7%
		Federal-Mogul Corp.
	305	Term Loan, 2.17%, Maturing December 27, 2014	$258,877
	1,233	Term Loan, 2.17%, Maturing December 27, 2015	1,048,259
		HLI Operating Co., Inc.
EUR	22	Term Loan, 0.00%, Maturing May 30, 2014(2)	2,723
EUR	371	Term Loan, 0.00%, Maturing May 30, 2014(2)	46,247
		Keystone Automotive Operations, Inc.
	188	Term Loan, 3.75%, Maturing January 12, 2012	129,572
		TriMas Corp.
	281	Term Loan, 6.00%, Maturing August 2, 2011	272,812
	1,179	Term Loan, 6.00%, Maturing December 15, 2015	1,126,079

			$2,884,569

Beverage and Tobacco — 1.5%
		Culligan International Co.
EUR	1,000	Term Loan - Second Lien, 5.21%, Maturing May 31, 2013	$580,018
		Liberator Midco Ltd.
GBP	389	Term Loan, 8.52%, Maturing October 27, 2016(3)	585,237

			$1,165,255

Building and Development — 3.1%
		Metroflag BP, LLC
	1,000	Term Loan - Second Lien, 0.00%, Maturing October 31, 2009(4)(5)	$0
		Panolam Industries Holdings, Inc.
	1,159	Term Loan, 8.25%, Maturing December 31, 2013	1,054,859
		Re/Max International, Inc.
	429	Term Loan, 9.75%, Maturing December 17, 2012	434,953
		WCI Communities, Inc.
	896	Term Loan, 10.07%, Maturing September 3, 2014	895,616

			$2,385,428

Business Equipment and Services — 6.4%
		iPayment, Inc.
	250	Term Loan, 2.24%, Maturing May 10, 2013	$236,256
		Mitchell International, Inc.
	1,000	Term Loan - Second Lien, 5.56%, Maturing March 28, 2015	830,000
		N.E.W. Holdings I, LLC
	914	Term Loan, 2.73%, Maturing May 22, 2014	876,343
		Quintiles Transnational Corp.
	440	Term Loan - Second Lien, 4.25%, Maturing March 31, 2014	426,820
		Sabre, Inc.
	1,000	Term Loan, 2.49%, Maturing September 30, 2014	896,389

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Sitel (Client Logic)
	228	Term Loan, 5.74%, Maturing January 29, 2014	$210,590
		SunGard Data Systems, Inc.
	997	Term Loan, 3.90%, Maturing February 28, 2016	983,299
		Travelport, LLC
	445	Term Loan, 2.74%, Maturing August 23, 2013	426,321
	89	Term Loan, 2.75%, Maturing August 23, 2013	85,542

			$4,971,560

Cable and Satellite Television — 2.0%
		Cequel Communications, LLC
	243	Term Loan, 6.25%, Maturing May 5, 2014	$245,491
		ProSiebenSat.1 Media AG
EUR	337	Term Loan, 3.34%, Maturing March 2, 2015	345,224
EUR	337	Term Loan, 3.59%, Maturing March 2, 2016	345,224
EUR	486	Term Loan, 7.96%, Maturing March 2, 2017(3)	237,063
EUR	452	Term Loan - Second Lien, 4.71%, Maturing September 2, 2016	361,501

			$1,534,503

Chemicals and Plastics — 3.1%
		Arizona Chemical, Inc.
	500	Term Loan - Second Lien, 5.74%, Maturing February 28, 2014	$473,750
		INEOS Group
EUR	74	Term Loan, 5.52%, Maturing December 14, 2011	95,527
EUR	416	Term Loan, 5.52%, Maturing December 14, 2011	540,412
EUR	74	Term Loan, 10.25%, Maturing December 14, 2011	95,527
EUR	416	Term Loan, 10.25%, Maturing December 14, 2011	540,412
EUR	500	Term Loan - Second Lien, 7.02%, Maturing December 14, 2012	617,570

			$2,363,198

Conglomerates — 2.5%
		Doncasters (Dunde HoldCo 4 Ltd.)
GBP	500	Term Loan - Second Lien, 6.55%, Maturing January 13, 2016	$627,412
		Manitowoc Company, Inc. (The)
	874	Term Loan, 7.50%, Maturing August 21, 2014	872,052
		RGIS Holdings, LLC
	316	Term Loan, 2.74%, Maturing April 30, 2014	293,947
	16	Term Loan, 2.75%, Maturing April 30, 2014	14,697
		Vertrue, Inc.
	193	Term Loan, 3.26%, Maturing August 16, 2014	154,772

			$1,962,880

Containers and Glass Products — 1.6%
		Consolidated Container Co.
	1,000	Term Loan - Second Lien, 5.75%, Maturing September 28, 2014	$855,000
		Tegrant Holding Corp.
	500	Term Loan - Second Lien, 5.76%, Maturing March 8, 2015	357,500

			$1,212,500

Cosmetics/Toiletries — 1.1%
		American Safety Razor Co.
	1,000	Term Loan - Second Lien, 6.51%, Maturing July 31, 2014	$547,500
		KIK Custom Products, Inc.
	500	Term Loan - Second Lien, 5.25%, Maturing November 30, 2014	317,500

			$865,000

Drugs — 1.5%
		Graceway Pharmaceuticals, LLC
	1,000	Term Loan, 8.48%, Maturing November 3, 2013	$375,000
	1,000	Term Loan - Second Lien, 6.73%, Maturing May 3, 2013	532,500

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Warner Chilcott Corp.
	89	Term Loan, 5.50%, Maturing October 30, 2014	$89,155
	44	Term Loan, 5.75%, Maturing April 30, 2015	44,558
	98	Term Loan, 5.75%, Maturing April 30, 2015	98,027

			$1,139,240

Ecological Services and Equipment — 2.0%
		Cory Environmental Holdings
GBP	500	Term Loan - Second Lien, 4.85%, Maturing September 30, 2014	$519,513
		Kemble Water Structure, Ltd.
GBP	500	Term Loan - Second Lien, 4.74%, Maturing October 13, 2013	651,389
		Synagro Technologies, Inc.
	500	Term Loan - Second Lien, 4.98%, Maturing October 2, 2014	350,000

			$1,520,902

Electronics/Electrical — 3.7%
		Aspect Software, Inc.
	1,000	Term Loan - Second Lien, 7.31%, Maturing July 11, 2013	$930,000
		Infor Enterprise Solutions Holdings
	263	Term Loan, 2.99%, Maturing July 28, 2012	246,121
	334	Term Loan, 3.99%, Maturing July 28, 2012	313,332
	641	Term Loan, 3.99%, Maturing July 28, 2012	600,553
	367	Term Loan - Second Lien, 6.48%, Maturing March 2, 2014	284,625
	633	Term Loan - Second Lien, 6.48%, Maturing March 2, 2014	522,500

			$2,897,131

Farming/Agriculture — 2.4%
		BF Bolthouse HoldCo, LLC
	1,000	Term Loan - Second Lien, 9.00%, Maturing December 16, 2013	$979,583
		Central Garden & Pet Co.
	904	Term Loan, 1.74%, Maturing February 28, 2014	858,703

			$1,838,286

Financial Intermediaries — 2.1%
		Citco III, Ltd.
	337	Term Loan, 4.43%, Maturing June 30, 2014	$326,434
		E.A. Viner International Co.
	390	Term Loan, 4.76%, Maturing July 31, 2013	372,488
		RJO Holdings Corp. (RJ O’Brien)
	1,433	Term Loan, 5.24%, Maturing July 31, 2014(3)	953,075

			$1,651,997

Food Products — 1.3%
		Provimi Group SA
EUR	24	Term Loan - Second Lien, 4.68%, Maturing June 28, 2015	$28,600
EUR	697	Term Loan - Second Lien, 2.22%, Maturing December 28, 2016(6)	824,857
	148	Term Loan - Second Lien, 4.48%, Maturing December 28, 2016	126,447

			$979,904

Food Service — 2.6%
		OSI Restaurant Partners, LLC
	71	Term Loan, 3.08%, Maturing May 9, 2013	$64,179
	833	Term Loan, 2.56%, Maturing May 9, 2014	752,106
		QCE Finance, LLC
	1,000	Term Loan - Second Lien, 6.00%, Maturing November 5, 2013	597,500
		Selecta
EUR	741	Term Loan - Second Lien, 4.99%, Maturing December 28, 2015	624,350

			$2,038,135

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
Food/Drug Retailers — 0.3%
	General Nutrition Centers, Inc.
239	Term Loan, 2.51%, Maturing September 16, 2013	$230,093

		$230,093

Health Care — 6.8%
	Bright Horizons Family Solutions, Inc.
246	Term Loan, 7.50%, Maturing May 15, 2015	$247,148
	Concentra, Inc.
1,057	Term Loan - Second Lien, 5.76%, Maturing June 25, 2015(3)	924,614
	Dako EQT Project Delphi
750	Term Loan - Second Lien, 4.00%, Maturing December 12, 2016	508,125
	Fenwal, Inc.
750	Term Loan - Second Lien, 5.51%, Maturing August 28, 2014	648,750
	Physiotherapy Associates, Inc.
500	Term Loan - Second Lien, 12.00%, Maturing June 27, 2014(5)	101,100
	RadNet Management, Inc.
2,000	Term Loan, 9.26%, Maturing November 15, 2013	1,876,666
	Viant Holdings, Inc.
964	Term Loan, 2.51%, Maturing June 25, 2014	949,463

		$5,255,866

Home Furnishings — 2.5%
	Hunter Fan Co.
500	Term Loan - Second Lien, 6.99%, Maturing April 16, 2014	$217,500
	National Bedding Co., LLC
1,500	Term Loan - Second Lien, 5.31%, Maturing August 31, 2012	1,338,750
	Oreck Corp.
976	Term Loan, 0.00%, Maturing February 2, 2012(2)(5)	350,362
	Simmons Co.
1,090	Term Loan, 7.35%, Maturing February 15, 2012(3)	6,814

		$1,913,426

Industrial Equipment — 5.6%
	CEVA Group PLC U.S.
872	Term Loan, 3.23%, Maturing January 4, 2014	$765,503
105	Term Loan, 3.25%, Maturing January 4, 2014	94,474
	EPD Holdings (Goodyear Engineering Products)
1,000	Term Loan - Second Lien, 5.98%, Maturing July 13, 2015	755,000
	Generac Acquisition Corp.
1,000	Term Loan - Second Lien, 6.25%, Maturing April 7, 2014	921,000
	John Maneely Co.
706	Term Loan, 3.50%, Maturing December 8, 2013	678,338
	Sequa Corp.
397	Term Loan, 3.88%, Maturing November 30, 2014	369,072
	TFS Acquisition Corp.
993	Term Loan, 14.00%, Maturing August 11, 2013(3)	761,929

		$4,345,316

Insurance — 1.8%
	AmWINS Group, Inc.
500	Term Loan - Second Lien, 5.75%, Maturing June 8, 2014	$417,500
	U.S.I. Holdings Corp.
998	Term Loan, 7.00%, Maturing May 4, 2014	976,927

		$1,394,427

Leisure Goods/Activities/Movies — 5.7%
	AMF Bowling Worldwide, Inc.
1,000	Term Loan - Second Lien, 6.48%, Maturing December 8, 2013	$697,500
	Bombardier Recreational Products
911	Term Loan, 3.28%, Maturing June 28, 2013	690,949

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Butterfly Wendel US, Inc.
	234	Term Loan, 3.03%, Maturing June 22, 2013	$190,560
	234	Term Loan, 2.78%, Maturing June 22, 2014	190,622
		Deluxe Entertainment Services
	500	Term Loan - Second Lien, 11.00%, Maturing November 11, 2013	450,000
		Revolution Studios Distribution Co., LLC
	352	Term Loan, 3.99%, Maturing December 21, 2014	319,904
	1,000	Term Loan - Second Lien, 7.24%, Maturing June 21, 2015	700,000
		Southwest Sports Group, LLC
	1,000	Term Loan, 6.75%, Maturing December 22, 2010	829,167
		Universal City Development Partners, Ltd.
	300	Term Loan, 6.50%, Maturing November 6, 2014	303,750

			$4,372,452

Lodging and Casinos — 0.7%
		Herbst Gaming, Inc.
	969	Term Loan, 0.00%, Maturing December 2, 2011(2)	$532,887

			$532,887

Oil and Gas — 1.2%
		Dresser, Inc.
	1,000	Term Loan - Second Lien, 6.00%, Maturing May 4, 2015	$951,250

			$951,250

Publishing — 10.5%
		American Media Operations, Inc.
	1,467	Term Loan, 10.00%, Maturing January 31, 2013(3)	$1,387,266
		GateHouse Media Operating, Inc.
	272	Term Loan, 2.24%, Maturing August 28, 2014	135,530
	728	Term Loan, 2.24%, Maturing August 28, 2014	363,220
		Hanley-Wood, LLC
	977	Term Loan, 2.48%, Maturing March 8, 2014	442,319
		Laureate Education, Inc.
	50	Term Loan, 3.50%, Maturing August 17, 2014	46,931
	337	Term Loan, 3.50%, Maturing August 17, 2014	313,553
		Local Insight Regatta Holdings, Inc.
	481	Term Loan, 6.25%, Maturing April 23, 2015	407,543
		Merrill Communications, LLC
	1,006	Term Loan - Second Lien, 14.75%, Maturing November 15, 2013(3)	636,436
		PagesJaunes Group, SA
EUR	500	Term Loan, 4.96%, Maturing April 10, 2016	458,122
		Reader’s Digest Association, Inc. (The)
	186	Revolving Loan, 4.52%, Maturing March 3, 2014	110,767
	748	Term Loan, 4.23%, Maturing March 3, 2014	446,074
	67	Term Loan, 7.00%, Maturing March 3, 2014	39,724
		Source Interlink Companies, Inc.
	228	Term Loan, 10.75%, Maturing June 18, 2013	197,581
	124	Term Loan, 15.00%, Maturing June 18, 2013(3)	49,673
		Star Tribune Co. (The)
	25	Term Loan, 8.00%, Maturing September 28, 2014(5)	17,641
	38	Term Loan, 8.00%, Maturing September 28, 2014(5)	30,225
		Tribune Co.
	770	Term Loan, 0.00%, Maturing April 10, 2010(2)	469,547
	1,037	Term Loan, 0.00%, Maturing May 17, 2014(2)	598,587
		Xsys, Inc.
EUR	1,500	Term Loan - Second Lien, 4.78%, Maturing September 27, 2015	2,004,358

			$8,155,097

Radio and Television — 2.1%
		CMP Susquehanna Corp.
	954	Revolving Loan, 2.43%, Maturing May 5, 2011(6)	741,493

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		NEP II, Inc.
	141	Term Loan, 2.53%, Maturing February 16, 2014	$130,876
		Young Broadcasting, Inc.
	987	Term Loan, 0.00%, Maturing November 3, 2012(2)	790,387

			$1,662,756

Retailers (Except Food and Drug) — 1.2%
		Educate, Inc.
	500	Term Loan - Second Lien, 5.51%, Maturing June 14, 2014	$434,167
		Orbitz Worldwide, Inc.
	264	Term Loan, 3.24%, Maturing July 25, 2014	252,312
		Oriental Trading Co., Inc.
	750	Term Loan - Second Lien, 6.24%, Maturing January 31, 2013	206,250

			$892,729

Steel — 1.3%
		Niagara Corp.
	1,465	Term Loan, 7.25%, Maturing June 29, 2014	$966,863

			$966,863

Surface Transport — 1.1%
		Swift Transportation Co., Inc.
	500	Term Loan, 8.25%, Maturing May 10, 2012	$461,250
	388	Term Loan, 8.25%, Maturing May 10, 2014	373,780

			$835,030

Telecommunications — 3.2%
		BCM Luxembourg, Ltd.
EUR	1,000	Term Loan - Second Lien, 4.68%, Maturing March 31, 2016	$1,216,968
		Palm, Inc.
	978	Term Loan, 3.76%, Maturing April 24, 2014	865,087
		Trilogy International Partners
	500	Term Loan, 3.75%, Maturing June 29, 2012	422,500

			$2,504,555

Utilities — 2.0%
		AEI Finance Holding, LLC
	116	Revolving Loan, 3.23%, Maturing March 30, 2012	$107,465
	789	Term Loan, 3.25%, Maturing March 30, 2014	731,175
		Electricinvest Holding Co.
GBP	300	Term Loan, 5.02%, Maturing October 24, 2012	398,027
EUR	298	Term Loan - Second Lien, 4.93%, Maturing October 24, 2012	345,558

			$1,582,225

Total Senior Floating-Rate Interests (identified cost $85,277,626)			$68,309,068

Corporate Bonds & Notes — 12.7%

Principal
Amount
(000’s omitted)	Security	Value
Aerospace and Defense — 0.2%
	Alion Science and Technologies Corp.
$60	10.25%, 2/1/15	$49,050
	Bombardier, Inc., Sr. Notes
65	8.00%, 11/15/14(7)	68,088

		$117,138

Principal
Amount
(000’s omitted)	Security	Value
Automotive — 0.0%
	Allison Transmission, Inc.
$30	11.00%, 11/1/15(7)	$31,800

		$31,800

Broadcast Radio and Television — 0.2%
	XM Satellite Radio Holdings, Inc., Sr. Notes
$125	13.00%, 8/1/14(7)	$137,812

		$137,812

Building and Development — 0.1%
	Texas Industries, Inc., Sr. Notes
$75	7.25%, 7/15/13	$75,000

		$75,000

Business Equipment and Services — 0.5%
	Affinion Group, Inc.
$35	11.50%, 10/15/15	$36,400
	MediMedia USA, Inc., Sr. Sub. Notes
100	11.375%, 11/15/14(7)	88,500
	Ticketmaster Entertainment, Inc.
110	10.75%, 8/1/16	120,725
	West Corp.
145	9.50%, 10/15/14	146,450

		$392,075

Chemicals and Plastics — 0.4%
	INEOS Group Holdings PLC, Sr. Sub. Notes
$155	8.50%, 2/15/16(7)	$104,625
	Reichhold Industries, Inc., Sr. Notes
225	9.00%, 8/15/14(7)	199,125

		$303,750

Clothing/Textiles — 0.1%
	Perry Ellis International, Inc., Sr. Sub. Notes
$105	8.875%, 9/15/13	$105,919

		$105,919

Conglomerates — 0.2%
	RBS Global & Rexnord Corp.
$69	9.50%, 8/1/14(7)	$69,517
70	11.75%, 8/1/16	71,925

		$141,442

Containers and Glass Products — 0.0%
	Intertape Polymer US, Inc., Sr. Sub. Notes
$20	8.50%, 8/1/14	$17,150

		$17,150

Ecological Services and Equipment — 0.0%
	Waste Services, Inc., Sr. Sub. Notes
$25	9.50%, 4/15/14	$26,000

		$26,000

Equipment Leasing — 0.2%
	Hertz Corp.
$65	8.875%, 1/1/14	$65,813
50	10.50%, 1/1/16	52,625

		$118,438

Principal
Amount
(000’s omitted)	Security	Value
Food Products — 0.0%
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
$10	11.50%, 11/1/11	$10,075

		$10,075

Food Service — 0.0%
	El Pollo Loco, Inc.
$40	11.75%, 11/15/13	$37,400

		$37,400

Food/Drug Retailers — 0.6%
	General Nutrition Center, Sr. Notes, Variable Rate
$335	5.178%, 3/15/14(3)	$312,387
	General Nutrition Center, Sr. Sub. Notes
180	10.75%, 3/15/15	184,050

		$496,437

Forest Products — 0.1%
	Verso Paper Holdings, LLC/Verso Paper, Inc.
$110	11.375%, 8/1/16	$94,875

		$94,875

Health Care — 1.8%
	Accellent, Inc.
$45	10.50%, 12/1/13	$45,337
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
15	10.00%, 2/15/15	15,788
	DJO Finance, LLC/DJO Finance Corp.
115	10.875%, 11/15/14	122,475
	MultiPlan, Inc., Sr. Sub. Notes
1,035	10.375%, 4/15/16(7)	1,071,225
	National Mentor Holdings, Inc.
135	11.25%, 7/1/14	135,675

		$1,390,500

Industrial Equipment — 0.1%
	ESCO Corp., Sr. Notes
$65	8.625%, 12/15/13(7)	$65,569

		$65,569

Insurance — 0.3%
	Alliant Holdings I, Inc.
$70	11.00%, 5/1/15(7)	$71,400
	HUB International Holdings, Inc., Sr. Notes
75	9.00%, 12/15/14(7)	72,937
	U.S.I. Holdings Corp., Sr. Notes, Variable Rate
60	4.148%, 11/15/14(7)	51,000

		$195,337

Leisure Goods/Activities/Movies — 0.2%
	Royal Caribbean Cruises, Sr. Notes
$55	7.00%, 6/15/13	$54,863
20	6.875%, 12/1/13	19,900
15	7.25%, 6/15/16	14,700
30	7.25%, 3/15/18	29,025

		$118,488

Lodging and Casinos — 2.1%
	Buffalo Thunder Development Authority
$220	9.375%, 12/15/14(2)(7)	$38,500

Principal
Amount
(000’s omitted)	Security	Value
	CCM Merger, Inc.
$95	8.00%, 8/1/13(7)	$78,375
	Fontainebleau Las Vegas Casino, LLC
310	10.25%, 6/15/15(2)(7)	4,650
	Indianapolis Downs, LLC & Capital Corp., Sr. Notes
80	11.00%, 11/1/12(7)	54,400
	Inn of the Mountain Gods, Sr. Notes
40	12.00%, 11/15/10(2)	19,900
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
55	8.00%, 4/1/12	50,944
110	7.125%, 8/15/14	85,525
1,125	6.875%, 2/15/15	829,687
	Pinnacle Entertainment, Inc., Sr. Sub. Notes
40	7.50%, 6/15/15	37,200
	Pokagon Gaming Authority, Sr. Notes
56	10.375%, 6/15/14(7)	58,730
	Seminole Hard Rock Entertainment, Variable Rate
80	2.754%, 3/15/14(7)	71,000
	Tunica-Biloxi Gaming Authority, Sr. Notes
160	9.00%, 11/15/15(7)	150,400
	Waterford Gaming, LLC, Sr. Notes
180	8.625%, 9/15/14(5)(7)	143,676

		$1,622,987

Nonferrous Metals/Minerals — 0.5%
	FMG Finance PTY, Ltd.
$345	10.625%, 9/1/16(7)	$392,437

		$392,437

Oil and Gas — 1.5%
	Allis-Chalmers Energy, Inc., Sr. Notes
$445	9.00%, 1/15/14	$433,875
	Clayton Williams Energy, Inc.
40	7.75%, 8/1/13	38,400
	Compton Pet Finance Corp.
90	7.625%, 12/1/13	72,675
	Denbury Resources, Inc., Sr. Sub. Notes
25	7.50%, 12/15/15	25,063
	Forbes Energy Services, Sr. Notes
170	11.00%, 2/15/15	164,475
	OPTI Canada, Inc., Sr. Notes
65	7.875%, 12/15/14	56,712
75	8.25%, 12/15/14	66,375
	Petroleum Development Corp., Sr. Notes
65	12.00%, 2/15/18	68,575
	Quicksilver Resources, Inc.
85	7.125%, 4/1/16	81,069
	SESI, LLC, Sr. Notes
30	6.875%, 6/1/14	29,850
	Stewart & Stevenson, LLC, Sr. Notes
115	10.00%, 7/15/14	106,950

		$1,144,019

Publishing — 1.2%
	Dex Media West/Finance, Series B
$45	9.875%, 8/15/13(2)	$15,862
	Laureate Education, Inc.
50	10.00%, 8/15/15(3)(7)	51,812
503	10.25%, 8/15/15(3)(7)	483,302

Principal
Amount
(000’s omitted)	Security	Value
	Local Insight Regatta Holdings, Inc.
$60	11.00%, 12/1/17	$39,300
	Nielsen Finance, LLC
270	10.00%, 8/1/14	282,150
35	12.50%, (0.00% until 8/1/11), 8/1/16	32,200
	Reader’s Digest Association, Inc. (The), Sr. Sub. Notes
205	9.00%, 2/15/17(2)	3,096

		$907,722

Rail Industries — 0.1%
	American Railcar Industry, Sr. Notes
$80	7.50%, 3/1/14	$76,000

		$76,000

Retailers (Except Food and Drug) — 2.0%
	Amscan Holdings, Inc., Sr. Sub. Notes
$225	8.75%, 5/1/14	$223,312
	Neiman Marcus Group, Inc.
788	9.00%, 10/15/15	770,675
365	10.375%, 10/15/15	359,525
	Yankee Acquisition Corp., Series B
227	8.50%, 2/15/15	228,135

		$1,581,647

Steel — 0.0%
	RathGibson, Inc., Sr. Notes
$10	11.25%, 2/15/14(2)	$3,350

		$3,350

Surface Transport — 0.2%
	CEVA Group, PLC, Sr. Notes
$135	10.00%, 9/1/14(7)	$130,444

		$130,444

Utilities — 0.1%
	AES Corp., Sr. Notes
$35	8.00%, 10/15/17	$35,438
	Reliant Energy, Inc., Sr. Notes
10	7.625%, 6/15/14	9,650

		$45,088

Total Corporate Bonds & Notes (identified cost $10,743,061)		$9,778,899

Asset-Backed Securities — 1.0%

Principal
Amount
(000’s omitted)	Security	Value
$2,000	Comstock Funding Ltd., Series 2006-1A, Class D, 4.504%, 5/30/20(7)(8)	$758,600

Total Asset-Backed Securities (identified cost $1,466,864)		$758,600

Common Stocks — 0.2%

Shares	Security	Value
Automotive — 0.0%
667	Dayco Products(9)	$10,339

		$10,339

Building and Development — 0.2%
104	Panolam Holdings Co.(5)(9)(10)	$57,148
615	United Subcontractors, Inc.(5)(9)	49,606

		$106,754

Nonferrous Metals/Minerals — 0.0%
935	Euramax International, Inc.(5)(9)	$0

		$0

Oil and Gas — 0.0%
375	SemGroup Corp.(9)	$9,305

		$9,305

Publishing — 0.0%
572	Source Interlink Companies, Inc.(5)(9)	$4,118
923	Star Tribune Co. (The)(5)(9)	0

		$4,118

Total Common Stocks (identified cost $164,986)		$130,516

Preferred Stocks — 0.0%

Units	Security	Value
Lodging and Casinos — 0.0%
224	Fontainebleau Resorts LLC(3)(5)(10)	$2

		$2

Total Preferred Stocks (identified cost $223,930)		$2

Miscellaneous — 0.0%

Shares	Security	Value
Cable and Satellite Television — 0.0%
290,298	Adelphia Recovery Trust(9)	$9,798
300,000	Adelphia, Inc., Escrow Certificate(9)	5,250

Total Miscellaneous (identified cost $299,249)		$15,048

Warrants — 0.0%

Shares	Security	Value
Chemicals and Plastics — 0.0%
663	Foamex, Series A, Exp. 12/31/13(5)(9)	$0
663	Foamex, Series B, Exp. 12/31/15(5)(9)	0

		$0

Oil and Gas — 0.0%
394	SemGroup Corp., Exp. 11/30/14(5)(9)	$2,079

		$2,079

Shares	Security	Value
Publishing/Printing — 0.0%
935	Star Tribune, Exp. 9/28/13(5)(9)	$0

		$0

Total Warrants (identified cost $4)		$2,079

Short-Term Investments — 5.8%

Interest/
Principal Amount
(000’s omitted)	Description	Value
$1,642	Cash Management Portfolio, 0.00%(11)	$1,641,956
1,494	Eaton Vance Cash Reserves Fund, LLC, 0.11%(11)	1,493,945
1,370	State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/10	1,369,773

Total Short-Term Investments (identified cost $4,505,674)		$4,505,674

Total Investments — 108.0% (identified cost $102,681,394)		$83,499,886

Less Unfunded Loan Commitments — (0.7)%		$(542,271)

Net Investments — 107.3% (identified cost $102,139,123)		$82,957,615

Other Assets, Less Liabilities — 3.0%		$2,393,450

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (10.3)%		$(8,001,137)

Net Assets Applicable to Common Shares — 100.0%		$77,349,928

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

EUR	-	Euro
GBP	-	British Pound Sterling

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(2)		Currently the issuer is in default with respect to interest payments.
(3)		Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.
(4)		Defaulted matured security.
(5)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(6)		Unfunded or partially unfunded loan commitments.
(7)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the aggregate value of these securities is $4,447,924 or 5.8% of the Fund’s net assets applicable to common shares.
(8)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2010.
(9)		Non-income producing security.
(10)		Restricted security.
(11)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Cash Management Portfolio and Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $1,111 and $34, respectively.

A summary of financial instruments outstanding at January 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Appreciation
2/26/10	Euro 7,360,866	United States Dollar 10,304,476	$99,273
2/26/10	British Pound Sterling 1,749,705	United States Dollar 2,823,411	27,016

			$126,289

At January 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency exchange contracts. The Fund may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At January 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is foreign exchange risk was $126,289.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$102,291,206

Gross unrealized appreciation	$985,064
Gross unrealized depreciation	(20,318,655)

Net unrealized depreciation	$(19,333,591)

Restricted Securities
At January 31, 2010, the Fund owned the following securities (representing less than 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost	Value
Common Stocks
Panolam Holdings Co.	12/30/09	104	$57,148	$57,148

Preferred Stocks
Fontainebleau Resorts LLC	6/1/07	224	223,930	2

Total Restricted Securities			$281,078	$57,150

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$67,267,469	$499,328	$67,766,797
Corporate Bonds & Notes	—	9,635,223	143,676	9,778,899
Asset-Backed Securities	—	758,600	—	758,600
Common Stocks	—	19,644	110,872	130,516
Preferred Stocks	—	—	2	2
Miscellaneous	—	15,048	—	15,048
Warrants	—	—	2,079	2,079
Short-Term Investments	1,641,956	2,863,718	—	4,505,674

Total Investments	$1,641,956	$80,559,702	$755,957	$82,957,615

Forward Foreign Currency Exchange Contracts	$—	$126,289	$—	$126,289

Total	$1,641,956	$80,685,991	$755,957	$83,083,904

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior	Investments in
	Floating-Rate	Corporate	Investments in	Investments in	Investments
	Interests	Bonds & Notes	Common Stocks	Preferred Stocks	in Warrants	Total
Balance as of April 30, 2009	$560,894	$—	$—	$19,910	$—	$580,804
Realized gains (losses)	(1,267,851)	—	—	—	—	(1,267,851)
Change in net unrealized appreciation (depreciation)	1,146,372	1,267	(33,131)	(33,378)	2,075	1,083,205
Net purchases (sales)	(146,492)	(10,355)	144,003	13,470	4	630
Accrued discount (premium)	6,405	355	—	—	—	6,760
Net transfers to (from) Level 3	200,000	152,409	—	—	—	352,409

Balance as of January 31, 2010	$499,328	$143,676	$110,872	$2	$2,079	$755,957

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2010	$(71,294)	$1,267	$(33,131)	$(33,378)	$2,075	$(134,461)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

On February 26, 2010, the shareholders of the Fund approved an Agreement and Plan of Reorganization (which was previously approved by the Fund’s Trustees) whereby the Eaton Vance Limited Duration Income Fund (the Acquiring Fund) would acquire substantially all the assets and assume substantially all the liabilities of the Fund in exchange for common shares of the Acquiring Fund and cash consideration equal to the aggregate liquidation value of the Fund’s APS. The acquisition was completed prior to the opening of business on March 12, 2010.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Credit Opportunities Fund

By:	/s/ Payson Swaffield

Payson F. Swaffield
President

Date:	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson Swaffield

Payson F. Swaffield
President

Date:	March 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 24, 2010